General: Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2011
Basis of Presentation:
Basis of Presentation

(c)          Basis of presentation

The formation of Mechel and contribution of the subsidiaries’ shares into Mechel’s capital represents a reorganization of entities under common control, and accordingly, has been accounted for in a manner akin to a pooling for the periods presented.